EQUITY - Warrants (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Nov. 07, 2023	Dec. 31, 2023	Nov. 11, 2023	Sep. 15, 2023	Sep. 14, 2023	Sep. 13, 2023	Dec. 31, 2022	Dec. 29, 2020	Dec. 31, 2017
Equity
Warrants outstanding							263,863
Exercise price of warrants								$ 3.00
Restricted net assets		$ 118,909					$ 121,656
Ordinary shares, par value (in dollars per share)		$ 0.00075		$ 0.00005	$ 0.00075	$ 0.00005	$ 0.00075
Purchase Agreement
Equity
Exercise price of warrants								$ 3.00
Purchase Agreement | Investor
Equity
Exercise price of warrants			$ 1.80
Shares Issued Price Per Share			1.80
Purchase Agreement | Investor | Class A Ordinary Shares
Equity
Issuance of preferred shares (in shares)	10,500,000
Ordinary shares, par value (in dollars per share)	$ 0.00075
Shares Issued Price Per Share	$ 0.87		0.87
Number of shares issued to each investor	3,500,000
2019 warrants
Equity
Warrants outstanding							1,000,000
Exercise price of warrants		172.50
Class Of Warrant Or Right, Redemption Of Warrants Or Rights, Stock Price Trigger		$ 0.01
Minimum threshold written notice period for redemption of warrants		30 days
Closing price of share for threshold trading days		20 days
Closing price of share for threshold consecutive trading days		3 days
Class Of Warrant Or Right, Redemption Of Warrants Or Rights, Last Sales Price of the Ordinary Shares		$ 18.00
Issued With Units In The IPO
Equity
Warrants outstanding									10,318,145
Issued To E&A Callet
Equity
Warrants outstanding							375,000
2023 Warrants | Purchase Agreement | Investor
Equity
Exercise price of warrants	$ 1.00		$ 1.00
Warrant share issued	10,500,000
Kaixin Auto Holdings | 2019 warrants
Equity
Warrants outstanding							11,957,008